Organization and Principal Activities - Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 1,403,097		¥ 1,208,500	¥ 618,246	$ 215,653
Total liabilities	859,406		431,251	357,652	$ 132,090
Net revenues	469,533	$ 72,166	363,823	232,197
Net income	(239,124)	$ (36,753)	(98,627)	(61,773)
Variable Interest Entity
Variable Interest Entity [Line Items]
Total assets	1,054,865		672,499	584,080
Total liabilities	996,074		570,740	580,242
Net revenues	558,393		533,681	290,403
Net income	160,550		105,597	24,060
Net cash provided by/(used in) operating activities	(148,018)		(109,839)	142,418
Net cash used in investing activities	(22,920)		(45,968)	(23,454)
Net cash (used in)/provided by financing activities	¥ 201,019		¥ 62,151	¥ (4,000)